Basis of Financial Statements and Summary of Significant Accounting Policies (Narrative) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Apr. 01, 2019	Apr. 01, 2018
Basis of financial statements:
Increase (decrease) to net income attributable to MUFG as the effect of recording intervening events for the three-month periods ended March 31 on MUFG's proportionate equity in net income of subsidiaries with fiscal years ended on December 31	¥ 19,970	¥ (10,760)	¥ 10,220
Summary of significant accounting policies:
Floor percentage of the corridor defined for the amortization of net actuarial gains and losses	10.00%
Under Modified Retrospective Approach [Member] | Lease [Member]
Accounting changes:
Right-of-Use Assets				¥ 400,000
Lease liabilities				¥ 500,000
Retained Earnings Appropriated for Legal Reserve [Member] | Recognition and Measurement of Financial Assets and Financial Liabilities [Member]
Accounting changes:
Cumulative effect of change on Equity					¥ 2,702,000
Retained Earnings Appropriated for Legal Reserve [Member] | Recognition of Breakage for Certain Prepaid Stored-Value Products [Member]
Accounting changes:
Cumulative effect of change on Equity					1,784
Accumulated Other Comprehensive Income (Loss), Net of Taxes [Member] | Recognition and Measurement of Financial Assets and Financial Liabilities [Member]
Accounting changes:
Cumulative effect of change on Equity					¥ (2,702,000)
Minimum [Member]
Summary of significant accounting policies:
Threshold of "more likely than not" recognition for a tax position	50.00%
Minimum [Member] | Commercial [Member]
Summary of significant accounting policies:
Loans contractually past due before being placed on nonaccrual status, in month	1 month
Minimum [Member] | Card [Member]
Summary of significant accounting policies:
Loans contractually past due before being placed on nonaccrual status, in month	3 months
Minimum [Member] | MUAH [Member]
Summary of significant accounting policies:
Loans contractually past due before being placed on nonaccrual status, in month	3 months
Minimum [Member] | Krungsri [Member]
Summary of significant accounting policies:
Loans contractually past due before being placed on nonaccrual status, in month	3 months
Minimum [Member] | Residential [Member]
Summary of significant accounting policies:
Loans contractually past due before being placed on nonaccrual status, in month	6 months